Principal Accountant Fees	12 Months Ended
Dec. 31, 2025
Principal Accountant Fees
Principal Accountant Fees

(G.7) Principal Accountant Fees

At the Annual General Meeting of Shareholders held on May 13, 2025, our shareholders elected BDO AG Wirtschaftsprüfungsgesellschaft (BDO) as SAP’s independent auditor for 2025. BDO has been the Company’s principal auditor since the fiscal year 2023.

BDO and other firms in the global BDO network charged the following fees to SAP for audit and other professional services related to 2025 and previous years:

	2025			2024			2023
	BDO AG	Foreign BDO		BDO AG	Foreign BDO		BDO AG	Foreign
€ millions	(Germany)	Firms	Total	(Germany)	Firms	Total	(Germany)	BDO Firms	Total
Audit fees	10	6	16	8	6	14	8	5	13
Audit-related fees	1	7	8	1	6	7	0	1	1
Tax fees	0	0	0	0	0	0	0	0	0
All other fees	0	0	0	0	0	0	0	0	0
Total	11	13	24	9	11	20	8	6	14

Audit fees are the aggregate fees charged by BDO for auditing our consolidated financial statements and the statutory financial statements of SAP SE and its subsidiaries. Audit-related fees are fees charged by BDO for assurance and related services that are reasonably related to the performance of the audit and for service organization attestation procedures. The increase in audit-related fees in 2024 was mainly related to attestation services for System and Organization Controls (SOC) reports in the United States, and for the assurance engagement on the Group Sustainability Statement.